Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	Rice Midstream Partners LP
Entity Central Index Key	0001620928